Income Taxes (Current and Deferred) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities Before Offsets by Legal Entity (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,136	€ 1,020	€ 993
Deferred tax liabilities	(192)	€ (262)	(265)
Net deferred tax liability assets	944		728
Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,592		1,429
Deferred tax liabilities	(648)		(701)
Net deferred tax liability assets	€ 944		€ 728